Nuveen Corporate Income 2023 Target Term
Fund
Portfolio of Investments March 31, 2023
(Unaudited)
JHAA
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 101.1%   (95.5% of Total Investments)
X 71,186,848 CORPORATE BONDS - 97.0% (91.6% of Total Investments)
X 71,186,848
Automobiles - 8.8%
$ 2,000 Ford Motor Credit Co LLC 3.370% 11/17/23 BB+ $ 1,961,795
2,550 Ford Motor Credit Co LLC 5.584% 3/18/24 BB+ 2,524,143
2,000 General Motors Financial Co Inc 5.100% 1/17/24 BBB 1,993,844
Total Automobiles 6,479,782
Chemicals - 13.9%
4,378 Celanese US Holdings LLC 3.500% 5/08/24 BBB- 4,276,007
2,000 Mosaic Co 4.250% 11/15/23 BBB 1,978,734
4,025 NOVA Chemicals Corp, 144A 4.875% 6/01/24 BB 3,970,944
Total Chemicals 10,225,685
Commercial Services & Supplies - 4.0%
211 ADT Security Corp 4.125% 6/15/23 BB- 209,977
2,750 Prime Security Services Borrower LLC / Prime Finance
Inc, 144A
5.250% 4/15/24 BB- 2,719,063
Total Commercial Services & Supplies 2,929,040
Consumer Finance - 6.2%
780 Navient Corp 7.250% 9/25/23 Ba3 777,355
1,250 Navient Corp 6.125% 3/25/24 Ba3 1,233,200
1,300 OneMain Finance Corp 8.250% 10/01/23 BB 1,304,030
1,250 OneMain Finance Corp 6.125% 3/15/24 BB 1,217,682
Total Consumer Finance 4,532,267
Containers & Packaging - 6.0%
3,000 Ball Corp 4.000% 11/15/23 BB+ 2,964,515
1,000 Berry Global Inc 0.950% 2/15/24 BBB- 953,814
500 Graphic Packaging International LLC, 144A 0.821% 4/15/24 BBB- 476,401
Total Containers & Packaging 4,394,730
Electric Utilities - 2.7%
1,000 Georgia Power Co 2.100% 7/30/23 BBB+ 989,021
1,000 NextEra Energy Capital Holdings Inc 2.940% 3/21/24 A- 975,650
Total Electric Utilities 1,964,671
Entertainment - 1.0%
750 Warnermedia Holdings Inc, 144A 3.528% 3/15/24 BBB- 732,450
Total Entertainment 732,450
Equity Real Estate Investment Trusts (Reits) - 2.4%
1,750 Starwood Property Trust Inc, 144A 5.500% 11/01/23 BB+ 1,753,290
Total Equity Real Estate Investment Trusts (Reits) 1,753,290
Financial Services - 0.5%
350 Park Aerospace Holdings Ltd, 144A 5.500% 2/15/24 BBB- 346,728
Total Financial Services 346,728
Gas Utilities - 2.5%
1,900 AmeriGas Partners LP / AmeriGas Finance Corp 5.625% 5/20/24 BB- 1,862,000
Total Gas Utilities 1,862,000

Nuveen Corporate Income 2023 Target Term Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

JHAA
Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Health Care Providers & Services - 1.4%
$ 1,000 HCA Inc 5.000% 3/15/24 BBB- $ 994,006
Total Health Care Providers & Services 994,006
Hotels, Restaurants & Leisure - 3.7%
2,750 Yum! Brands Inc 3.875% 11/01/23 BB 2,715,847
Total Hotels, Restaurants & Leisure 2,715,847
Household Durables - 2.7%
2,035 Taylor Morrison Communities Inc / Taylor Morrison
Holdings II Inc, 144A
5.625% 3/01/24 BB 2,020,571
Total Household Durables 2,020,571
Independent Power And Renewable Electricity Producers - 2.7%
2,000 Vistra Operations Co LLC, 144A 4.875% 5/13/24 BBB- 1,970,617
Total Independent Power And Renewable Electricity Producers 1,970,617
Media - 2.8%
340 AMC Networks Inc 5.000% 4/01/24 BB- 335,356
1,750 CSC Holdings LLC 5.250% 6/01/24 CCC+ 1,688,750
Total Media 2,024,106
Metals & Mining - 5.7%
1,100 Commercial Metals Co 4.875% 5/15/23 BB+ 1,096,009
3,125 FMG Resources August 2006 Pty Ltd, 144A 5.125% 5/15/24 BB+ 3,091,427
Total Metals & Mining 4,187,436
Oil, Gas & Consumable Fuels - 12.6%
550 Buckeye Partners LP 4.150% 7/01/23 BB 545,729
1,000 Continental Resources Inc/OK 3.800% 6/01/24 BBB 979,829
225 Continental Resources Inc/OK 4.500% 4/15/23 BBB 224,718
794 Energean Israel Finance Ltd, 144A , Reg S 4.500% 3/30/24 BB- 775,130
250 Energy Transfer LP 5.875% 1/15/24 BBB- 249,903
1,000 Energy Transfer LP / Regency Energy Finance Corp 4.500% 11/01/23 BBB- 991,327
750 EQM Midstream Partners LP 4.750% 7/15/23 BB 744,375
500 Kinder Morgan Inc, 144A 5.625% 11/15/23 BBB- 499,535
1,500 Leviathan Bond Ltd, 144A , Reg S 5.750% 6/30/23 BB 1,495,467
1,000 NAK Naftogaz Ukraine via Kondor Finance PLC , Reg S
(3)
7.375% 7/19/24 N/R 270,000
1,000 Petroleos Mexicanos 4.875% 1/18/24 BBB 986,230
500 Petroleos Mexicanos 4.625% 9/21/23 BBB 495,930
1,000 Sabine Pass Liquefaction LLC 5.750% 5/15/24 BBB+ 1,002,375
Total Oil, Gas & Consumable Fuels 9,260,548
Passenger Airlines - 3.0%
1,250 Delta Air Lines Inc 3.800% 4/19/23 Baa3 1,246,884
1,000 United Airlines Holdings Inc 5.000% 2/01/24 BB- 980,439
Total Passenger Airlines 2,227,323
Pharmaceuticals - 3.7%
750 Mylan Inc 4.200% 11/29/23 BBB 741,920
2,000 Teva Pharmaceutical Finance Netherlands III BV 6.000% 4/15/24 Ba2 2,000,000
Total Pharmaceuticals 2,741,920
Semiconductors & Semiconductor Equipment - 1.0%
750 Broadcom Corp / Broadcom Cayman Finance Ltd 3.625% 1/15/24 Baa2 739,001
Total Semiconductors & Semiconductor Equipment 739,001

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Specialized Reits - 2.7%
$ 1,000 American Tower Corp 5.000% 2/15/24 BBB+ $ 995,405
1,000 Crown Castle Inc 3.150% 7/15/23 BBB+ 993,797
Total Specialized Reits 1,989,202
Trading Companies & Distributors - 1.1%
400 AerCap Ireland Capital DAC / AerCap Global Aviation
Trust
4.500% 9/15/23 BBB 396,175
400 Aircastle Ltd 4.400% 9/25/23 BBB 392,844
Total Trading Companies & Distributors 789,019
Wireless Telecommunication Services - 5.9%
4,275 Sprint LLC 7.875% 9/15/23 Baa3 4,306,609
Total Wireless Telecommunication Services 4,306,609
Total Corporate Bonds (cost $72,752,231) 71,186,848
Principal
Amount (000) Description (1) Coupon (4)
Reference
Rate (4) Spread (4) Maturity (5) Ratings (2) Value
X 1,856,492 VARIABLE RATE SENIOR LOAN INTERESTS - 2.5% (2.4% of Total Investments) (4)
X 1,856,492
Entertainment - 0.9%
$ 632 Univision Communications
Inc., Term Loan C5
7.590% 1-Month LIBOR 2.750% 3/15/24 B+ $ 632,268
Total Entertainment 632,268
Health Care Providers & Services - 1.1%
957 Team Health Holdings, Inc.,
Term Loan, First Lien
7.590% 1-Month LIBOR 2.750% 2/06/24 B- 822,799
Total Health Care Providers & Services 822,799
Media - 0.4%
295 Nexstar Broadcasting, Inc.,
Term Loan B4
7.340% 1-Month LIBOR 2.500% 9/18/26 BBB- 294,923
Total Media 294,923
Semiconductors & Semiconductor Equipment - 0.1%
107 MACOM Technology
Solutions Holdings, Inc.,
Term Loan
7.090% 1-Month LIBOR 2.250% 5/19/24 Ba1 106,502
Total Semiconductors & Semiconductor Equipment 106,502
Total Variable Rate Senior Loan Interests (cost $1,952,417) 1,856,492
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 1,174,731 CONVERTIBLE BONDS - 1.6% (1.5% of Total Investments)
X 1,174,731
Computers & Peripherals - 0.9%
$ 700 Western Digital Corp 1.500% 2/01/24 Baa3 $ 674,800
Total Computers & Peripherals 674,800

Nuveen Corporate Income 2023 Target Term Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

JHAA
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Mortgage Real Estate Investment Trusts (Reits) - 0.7%
$ 500 Starwood Property Trust Inc 4.375% 4/01/23 BB+ $ 499,931
Total Mortgage Real Estate Investment Trusts (Reits) 499,931
Total Convertible Bonds (cost $1,200,594) 1,174,731
Total Long-Term Investments (cost $75,905,242) 74,218,071
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  4.8% (4.5% of Total Investments)
X 3,520,404 REPURCHASE AGREEMENTS - 4.8% (4.5% of Total Investments)
X 3,520,404
$ 3,520 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 3/31/23, repurchase price
$3,520,827, collateralized by $3,605,500, U.S. Treasury
Note, 3.500%, due 2/15/33, value $3,590,854
1.440% 4/03/23 $ 3,520,404
Total Repurchase Agreements (cost $3,520,404) 3,520,404
Total Short-Term Investments (cost $3,520,404) 3,520,404
Total Investments (cost $ 79,425,646 ) - 105 .9% 77,738,475
Borrowings - (6.7)% (6),(7) (4,900,000)
Other Assets & Liabilities, Net -  0.8% 582,148
Net Assets Applicable to Common Shares - 100% $ 73,420,623
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 71,186,848 $ – $ 71,186,848
Variable Rate Senior Loan Interests – 1,856,492 – 1,856,492
Convertible Bonds – 1,174,731 – 1,174,731
Short-Term Investments:
Repurchase Agreements – 3,520,404 – 3,520,404
Total
$ – $ 77,738,475 $ – $ 77,738,475

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(4) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(5) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(6) Borrowings as a percentage of Total Investments is 6.3%.
(7) The Fund may pledge up to 100% of its eligible investment (excluding any investments pledged as collateral to specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR London Inter-Bank Offered Rate
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.